Investments in equity method investees - Summary of condensed financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments in equity method investees
Current assets	¥ 39,575,267	$ 5,659,188	¥ 37,802,559
Current liabilities	30,883,084	$ 4,416,223	29,927,001
Group Equity Investment
Investments in equity method investees
Current assets	24,078,308		15,716,003
Non-current assets	14,767,212		12,733,109
Current liabilities	10,965,812		6,549,835
Non-current liabilities	¥ 17,333,829		¥ 13,811,233